Subsequent Events (Additional Information (Details)									3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 15, 2025 USD ($)	Nov. 03, 2025 USD ($)	Oct. 31, 2025 USD ($)	Oct. 30, 2025 USD ($)	Feb. 28, 2025 Days	Feb. 22, 2025 USD ($)	Jan. 02, 2025 USD ($) shares	Feb. 29, 2024 $ / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jan. 21, 2025 shares	Oct. 11, 2023 $ / shares
Subsequent Event [Line Items]
Amortization payment							$ 1,100,000
Class of Warrant or Right, Outstanding | shares													5,467,692	6,854,309
Common Warrants Purchase | shares													7,142
Combined Price Paid Of Warrant | $ / shares								$ 54.74
Royalty Expense									$ 100,000	$ 100,000	$ 200,000	$ 100,000	$ 300,000	$ 26,000
Maximum [Member]
Subsequent Event [Line Items]
Debt conversion price | $ / shares																$ 70
Minimum [Member]
Subsequent Event [Line Items]
Debt conversion price | $ / shares																$ 17.5
Scilex Pharma [Member]
Subsequent Event [Line Items]
Total Number of Shares Granted | shares							142,855
Rodman & Renshaw LLC
Subsequent Event [Line Items]
Common stock sold | shares								168,068
Common Warrants Purchase | shares								168,068
Public Offering Price | $ / shares								$ 59.5
Datavault [Member]
Subsequent Event [Line Items]
Common stock sold | shares											10,224,112,000,000
Proceeds from sale of common stock											$ 20,700,000
Repurchase Bitcoin									5,700,000		5,700,000
Working Capital Used									$ 15,000,000		$ 15,000,000
ZTlido Rest of World License Agreement [Member]
Subsequent Event [Line Items]
Percentage of Lidocaine Topical System						1.80%
Aggregate Payment Of Company						$ 200,000
ZTlido Rest of World License Agreement [Member] | Scilex Pharma [Member]
Subsequent Event [Line Items]
Percentage of net revenue						50.00%
ZTlido Rest of World License Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Percentage of Lidocaine Topical System						1.80%
Aggregate Payment Of Company						$ 200,000
ZTlido Rest of World License Agreement [Member] | Forecast [Member] | Scilex Pharma [Member]
Subsequent Event [Line Items]
Percentage of net revenue						50.00%
Gloperba-Elyxyb Royalty Purchase Agreement [Member]
Subsequent Event [Line Items]
Percentage of aggregate net sales					4.00%
No of calendar days | Days					60
Gloperba-Elyxyb Royalty Purchase Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Percentage of aggregate net sales					4.00%
No of calendar days | Days					60
Deferral and Consent Under Tranche B Senior Secured Convertible Note [Member]
Subsequent Event [Line Items]
Initial principal amount							$ 6,250,000
Redemption Premium							100.00%
Common Stock [Member]
Subsequent Event [Line Items]
Shares delivered | shares									92,857		92,857
Subsequent Event [Member]
Subsequent Event [Line Items]
Amortization payment							$ 1,100,000
Royalty Rate Percentage		5.00%
Subsequent Event [Member] | Datavault License Agreement [Member]
Subsequent Event [Line Items]
Subsequent Event, Description		As consideration for the license under the Datavault License Agreement, the Company agreed to pay Datavault (a) a non-refundable license fee of $10,000,000, payable in four equal installments of $2,500,000 on or before the last day of each fiscal quarter, beginning on December 31, 2025, (b) subject to achievement of certain net sales for the Licensed Product (as defined therein), up to an aggregate of $2,550,000,000, and (c) a five-percent (5%) royalty on net sales of the Product (as defined therein) during the applicable royalty term under the Datavault License Agreement.
Non Refundable License Fee		$ 10,000,000
Aggregate Net Sales For The Licensed Product		2,550,000,000
Subsequent Event [Member] | Minimum [Member] | Datavault License Agreement [Member]
Subsequent Event [Line Items]
Royalty Expense		1,000,000
Subsequent Event [Member] | Three i LP [Member]
Subsequent Event [Line Items]
Total Number of Shares Granted | shares							14,285
Subsequent Event [Member] | Scilex Pharma [Member]
Subsequent Event [Line Items]
Total Number of Shares Granted | shares							142,855
Subsequent Event [Member] | Oramed [Member]
Subsequent Event [Line Items]
Total Number of Shares Granted | shares							71,428
Subsequent Event [Member] | BPY Limited [Member]
Subsequent Event [Line Items]
Total Number of Shares Granted | shares							20,571
Subsequent Event [Member] | Nomis Bay Ltd [Member]
Subsequent Event [Line Items]
Total Number of Shares Granted | shares							36,571
Subsequent Event [Member] | Tumim [Member]
Subsequent Event [Line Items]
Payments To Settle Financing Arrangements Current			$ 500,000
Payments To Settle Financing Arrangements				$ 2,700,000
Payments To Settle Financing Arrangements Non current	$ 1,700,000
Subsequent Event [Member] | Four Equal Installments [Member] | Datavault License Agreement [Member]
Subsequent Event [Line Items]
License Fee Payable		$ 2,500,000
Subsequent Event [Member] | Deferral and Consent Under Tranche B Senior Secured Convertible Note [Member]
Subsequent Event [Line Items]
Initial principal amount							$ 6,250,000
Redemption Premium							100.00%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares delivered | shares															92,857